Cash and due from banks and inter-bank funds - Additional information (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Foreign currency accrued interest percentage	1.25%	1.95%
Repurchase obligations	$ 1,205,200,000	$ 1,154,500,000
National currency interest rate on inter-bank funds assets	2.26%
National currency interest rate on inter-bank funds liabilities	2.25%	2.75%
Foreign currency interest rate on inter-bank funds liabilities	1.75%